WARRANT DERIVATIVE LIABILITY - Schedule of Level 3 Financial Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Changes in the fair value of the warrant derivative liability
Beginning balance	$ 561,368	$ 4,620,593	$ 4,620,593
Recognition of warrant derivative liability on issuance dates				$ 2,416,421
Warrant exercise	(1,539,981)	(82,241)	(3,323,429)
Change in fair value of warrants derivative liability	1,198,744	(1,375,619)	(735,796)	2,204,172
Ending balance	$ 220,131	$ 3,162,733	$ 561,368	$ 4,620,593